Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Loans and other borrowings	$ 3,274	$ 3,166
EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	0	555
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	381	387
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	441	449
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	526	559
GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	502	509
EUR600m 4.375% bonds 2029 [member]
Liabilities
Loans and other borrowings	623	663
EUR750m 3.625% bonds 2031 [member]
Liabilities
Loans and other borrowings	784
Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	0	545
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	373	373
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	418	416
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	513	535
Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	471	476
Fair value [member] | EUR600m 4.375% bonds 2029 [member]
Liabilities
Loans and other borrowings	658	$ 689
Fair value [member] | EUR750m 3.625% bonds 2031 [member]
Liabilities
Loans and other borrowings	$ 786